Shareholder Report, Line Graph (Details) 195791_Motley Fool Small-Cap Growth ETF_TF_TSR Annual {TF} - USD ($)									12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Oct. 29, 2018	Aug. 31, 2026
Motley Fool Small-Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name									Motley Fool Small-Cap Growth ETF (at NAV)
Accumulated Value	$ 19,780	$ 17,940	$ 16,036	$ 13,808	$ 21,799	$ 16,515	$ 11,665	$ 10,000	$ 19,725
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 3000 Total Return Index
Accumulated Value	26,349	22,746	18,031	15,713	18,119	13,619	11,215	10,000	$ 31,646
Russell 2000 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Russell 2000 Growth Total Return Index
Accumulated Value	$ 17,750	$ 16,066	$ 13,653	$ 12,787	$ 17,109	$ 12,616	$ 10,758	$ 10,000	$ 21,876